INVENTORIES	12 Months Ended
Dec. 31, 2025
SL BIO LTD
INVENTORIES
INVENTORIES

3. INVENTORIES

Inventories, net consist of the following:

	December 31,	December 31,
	2025	2024
Finished goods	$—	$1,359,771

The Group has no wrote-down of inventories for the years ended December 31, 2025 and 2024.